Financial assets at fair value through profit or loss and designated at fair value through profit or loss - Securities (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial Assets At Carrying Value [Member]
IfrsStatementLineItems [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	R$ 135,385	R$ 129,409
Cost and fair value of financial assets held for trading by maturity, non-current	436,455	385,370
Total	571,840	514,779
Financial Assets At Carrying Value [Member] | Nonstated Maturity [Member]
IfrsStatementLineItems [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	48,007	44,899
Financial Assets At Carrying Value [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	87,378	84,510
Financial Assets At Carrying Value [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	337,427	289,917
Financial Assets At Carrying Value [Member] | Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	64,355	62,474
Financial Assets At Carrying Value [Member] | Later than ten years [member]
IfrsStatementLineItems [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	34,673	32,979
Financial assets at fair value, class [member]
IfrsStatementLineItems [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	133,168	127,597
Cost and fair value of financial assets held for trading by maturity, non-current	426,657	384,155
Total	559,825	511,752
Financial assets at fair value, class [member] | Nonstated Maturity [Member]
IfrsStatementLineItems [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	45,488	43,119
Financial assets at fair value, class [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	87,680	84,478
Financial assets at fair value, class [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	332,301	289,490
Financial assets at fair value, class [member] | Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	62,410	62,451
Financial assets at fair value, class [member] | Later than ten years [member]
IfrsStatementLineItems [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	R$ 31,946	R$ 32,214